EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Trip's shareholders	¥ (3,247)	$ (497)	¥ 7,011	¥ 1,112
Eliminate the dilutive effect of interest expense of convertible notes | ¥			373
Numerator for diluted earnings per share | ¥	¥ (3,247)		¥ 7,384	¥ 1,112
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	75,111,026	75,111,026	70,983,996	68,403,426
Dilutive effect of share options			1,976,959	2,521,197
Dilutive effect of convertible notes			7,283,059
Denominator for diluted earnings per ordinary share	75,111,026	75,111,026	80,244,014	70,924,623
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	5,041,199	5,041,199	1,976,959	12,125,745
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	3,487,017	3,487,017		9,604,548
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	1,554,182	1,554,182	1,976,959	2,521,197
Ordinary shares
Denominator:
Basic earnings/(losses) per share | (per share)	¥ (43.21)	$ (6.62)	¥ 98.78	¥ 16.25
Diluted earnings/(losses) per share | (per share)	(43.21)	(6.62)	92.02	15.67
ADS
Denominator:
Basic earnings/(losses) per share | (per share)	(5.40)	(0.83)	12.35	2.03
Diluted earnings/(losses) per share | (per share)	¥ (5.40)	$ (0.83)	¥ 11.50	¥ 1.96